RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Directors' fees (less than)	$ 1	$ 1	$ 1
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent	1.25%
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent	1.25%
Services received, related party transactions	$ 230	158	126
Amounts payable, related party transactions	64	42
Services reimbursed, related party transactions	6	5	8
Brookfield
Disclosure of transactions between related parties [line items]
Deposit balance	1	255
Earned interest on deposits	1	1	1
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Services received, related party transactions	1	1	1
Amounts payable, related party transactions	75	75
Amounts receivable, related party transactions	$ 20	20
Subsidiary of Common Parent (Brookfield) | Top of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	3.80%
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	8.50%
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 4	1	1
Revenue from rendering of services, related party transactions	8	$ 1	$ 1
Subsidiary of Common Parent (Brookfield) | Brookfield Business Partners LP
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 2